17. Client deposits (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classification [Abstract]
Financial liabilities at amortized cost		R$ 445,813,972	R$ 336,514,597	R$ 304,197,800
Total		445,813,972	336,514,597	304,197,800
Type: Demand deposits
Current accounts	[1]	35,550,105	28,231,479	18,853,519
Savings accounts		62,210,443	49,039,857	46,068,346
Time deposits		269,929,085	200,739,544	190,982,541
Repurchase agreements		78,124,340	58,503,717	48,293,394
Of which:
Backed operations with Private Securities	[2]	14,944,250	9,506,255	6,977,766
Backed operations with Government Securities		63,180,090	48,997,462	41,315,628
Total		R$ 445,813,972	R$ 336,514,597	R$ 304,197,800

[1]	Non-interest bearing accounts.
[2]	Refers primarily to repurchase agreements backed by own-issued debentures.